Insurance (Guarantees Related to Universal and Variable Life Contracts) (Details) - Universal and Variable Life Contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Secondary Guarantees
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value (3)	$ 17,211	$ 16,875
Net amount at risk (7)	$ 175,958	$ 180,069
Average attained age of policyholders	57 years	56 years
Paid-Up Guarantees
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value (3)	$ 3,461	$ 3,587
Net amount at risk (7)	$ 19,047	$ 20,344
Average attained age of policyholders	62 years	61 years